Revenue recognition - Performance obligations (Details) - EUR (€) € in Millions	1 Months Ended
	Apr. 30, 2014	Dec. 31, 2018
Performance obligations
Remaining performance obligation		€ 21,100
IAS 18 Agreement
Performance obligations
Term of non-exclusive license to patents	10 years
Deferred revenue		€ 825
2019
Performance obligations
Remaining performance obligation (as a percent)		59.00%
1 to 3 years
Performance obligations
Remaining performance obligation (as a percent)		34.00%